Document and Entity Information	9 Months Ended
	Aug. 31, 2012	Oct. 01, 2012
Document And Entity Information
Entity Registrant Name	TAP RESOURCES, INC.
Entity Central Index Key	0001407343
Document Type	S-1
Document Period End Date	Aug. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		280,920
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012